Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined contribution benefit plan expenses	$ 0.6	$ 0.5